Segment And Geographic Information	12 Months Ended
Dec. 29, 2012
Segments, Geographical Areas [Abstract]
Segment And Geographic Information
SEGMENT AND GEOGRAPHIC INFORMATION
Segment Information
While the Company's 2012 business realignment was announced and effective August 30, 2012, the Company has continued to report under its legacy operating segment structure for internal management financial forecasting and reporting purposes through the end of fiscal year 2012. Therefore, based on U.S. GAAP, the Company’s four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF) and Neuromodulation (NMD). The primary products produced by each operating segment are: CRM – tachycardia implantable cardioverter defibrillator systems (ICDs) and bradycardia pacemaker systems (pacemakers); CV – vascular products, which include vascular closure products, pressure measurement guidewires, optical coherence tomography (OCT) imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; AF – electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation products, which include spinal cord and deep brain stimulation devices.
The Company has aggregated the four operating segments into two reportable segments based upon their similar operational and economic characteristics: CRM/NMD and CV/AF. Net sales of the Company’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments’ operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain expenses managed by the Company’s selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, in-process research and development (IPR&D) charges, excise tax expense and special charges have not been recorded in the individual reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company’s selling and corporate functions, principally including trade receivables, inventory, cash and cash equivalents, certain marketable securities and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented, as it is impracticable to do so.
The following table presents net sales and operating profit by reportable segment (in millions):

	CRM/NMD	CV/AF	Other	Total
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,185	1,241	(2,326)	1,100
Depreciation and amortization expense	81	95	108	284
Total assets	2,347	2,974	3,950	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,145	1,144	(2,174)	1,115
Depreciation and amortization expense	95	88	113	296
Total assets	2,412	3,093	3,613	9,118
Fiscal Year 2010
Net sales	$3,420	$1,744	$—	$5,164
Operating profit	2,125	968	(1,817)	1,276
Depreciation and amortization expense	91	52	101	244
Total assets	2,150	3,097	3,319	8,566

Net sales by class of similar products for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
Cardiac rhythm management	$2,854	$3,034	$3,040
Cardiovascular	1,328	1,337	1,036
Atrial fibrillation	898	822	708
Neuromodulation	423	419	380
	$5,503	$5,612	$5,164

Geographic Information: The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer.

Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
United States	$2,594	$2,648	$2,655
International
Europe	1,432	1,559	1,314
Japan	665	641	553
Asia Pacific	456	416	324
Other	356	348	318
	2,909	2,964	2,509
	$5,503	$5,612	$5,164

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 29, 2012	December 31, 2011	January 1, 2011
United States	$1,036	$1,007	$966
International
Europe	82	84	86
Japan	32	31	26
Asia Pacific	82	81	74
Other	193	185	172
	389	381	358
	$1,425	$1,388	$1,324